Net Loss Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Earnings Per Share [Abstract]
Net Loss Per Share

Note 15 — Net Loss Per Share

The Company computes net loss per share of Class A and Class B Common Stock using the two-class method. Basic net loss per share is computed using the weighted-average number of shares outstanding during the period. Diluted net loss per share is computed using the weighted-average number of shares and the effect of potentially dilutive securities outstanding during the period. Potentially dilutive securities consist of stock options, warrants, RSAs, RSUs and other contingently issuable shares. The dilutive effect of outstanding stock options, warrants, RSAs, RSUs and other contingently issuable shares is reflected in diluted earnings per share by application of the more dilutive of (a) the two-class method or (b) the if-converted method and treasury stock method, as applicable. The computation of the diluted net loss per share of Class A Common Stock assumes the conversion of Class B Common Stock, while the diluted net loss per share of Class B Common Stock does not assume the conversion of those shares.

In periods where the Company has a net loss, most potentially dilutive securities are not included in the computation as their impact is anti-dilutive; those potentially dilutive securities whose impact is dilutive are included in the computation. In periods where their effect is dilutive, liability-classified warrants are included in the computation of diluted loss per share as if the underlying shares had been issued as of the later of the beginning of the fiscal period or the date of issuance of those securities. Inclusion of those securities increases both the net loss for the period and the number of shares used in the per share computation and is dilutive to the Company’s net loss per share.

	Three months ended March 31,
	2026		2025
	Class A	Class B	Class A	Class B
Basic net loss per share:
Numerator:
Allocation of net loss	$(5,734)	$(119)	$(2,177)	$(114)
Denominator:
Weighted-average shares outstanding	9,638,233	200,491	3,822,890	200,491
Basic net loss per share	$(0.59)	$(0.59)	$(0.57)	$(0.57)

Diluted net loss per share:
Numerator:
Allocation of net loss	$(5,734)	$(119)	$(2,177)	$(114)
Reallocation of net loss as a result of conversion of Class B to Class A Common Stock	(119)	—	(114)	—
Allocation of net loss	$(5,853)	$(119)	$(2,291)	$(114)

Denominator:
Number of shares used in basic earnings per share calculation	9,638,233	200,491	3,822,890	200,491
Conversion of Class B to Class A Common Stock	200,491	—	200,491	—
Number of shares used in per share computation	9,838,724	200,491	4,023,381	200,491
Diluted net loss per share	$(0.59)	$(0.59)	$(0.57)	$(0.57)

	Six months ended March 31,
	2026		2025
	Class A	Class B	Class A	Class B
Basic net loss per share:
Numerator:
Allocation of net loss	$(15,580)	$(398)	$(20,974)	$(1,156)
Denominator:
Weighted-average shares outstanding	7,857,772	200,491	3,726,645	205,367
Basic net loss per share	$(1.98)	$(1.98)	$(5.63)	$(5.63)

Diluted net loss per share:
Numerator:
Allocation of net loss	$(15,580)	$(398)	$(20,974)	$(1,156)
Reallocation of net loss as a result of conversion of Class B to Class A Common Stock	(398)	—	(1,156)	—
Allocation of net loss	$(15,978)	$(398)	$(22,130)	$(1,156)

Denominator:
Number of shares used in basic earnings per share calculation	7,857,772	200,491	3,726,645	205,367
Conversion of Class B to Class A Common Stock	200,491	—	205,367	—
Number of shares used in per share computation	8,058,263	200,491	3,932,012	205,367
Diluted net loss per share	$(1.98)	$(1.98)	$(5.63)	$(5.63)

For the purposes of applying the if converted method or treasury stock method for calculating diluted earnings per share, Warrants, RSAs, RSUs and stock options result in anti-dilution. Therefore, these securities are not included in the computation of diluted net loss per share. Shares potentially issuable under earnout arrangements were not included for purposes of calculating the number of diluted shares outstanding because the number of dilutive shares is, in each case, based on a contingency which had not been met during the periods presented herein.

The potential shares of Class A Common Stock that were excluded from the computation of diluted net loss per share for the periods presented because including them would have an antidilutive effect were as follows:

	Six months ended March 31,
	2026	2025
Warrants	2,608,568	1,551,878
Shares potentially issuable under earnout arrangements	350,000	414,281
RSAs	416,250	—
RSUs	559,732	622,824
Stock options	210,321	262,480
Total	4,144,871	2,851,463

Note 18 — Net Loss Per Share

The Company computes net loss per share of Class A and Class B Common Stock using the two-class method. Basic net loss per share is computed using the weighted-average number of shares outstanding during the period. Diluted net loss per share is computed using the weighted-average number of shares and the effect of potentially dilutive securities outstanding during the period. Potentially dilutive securities consist of stock options, warrants, RSAs, RSUs and other contingently issuable shares. The dilutive effect of outstanding stock options, warrants, RSAs, RSUs and other contingently issuable shares is reflected in diluted earnings per share by application of the more dilutive of (a) the two-class method or (b) the if-converted method and treasury stock method, as applicable. The computation of the diluted net loss per share of Class A Common Stock assumes the conversion of Class B Common Stock, while the diluted net loss per share of Class B Common Stock does not assume the conversion of those shares.

In periods where the Company has a net loss, most potentially dilutive securities are not included in the computation as their impact is anti-dilutive; those potentially dilutive securities whose impact is dilutive are included in the computation. In periods where their effect is dilutive, the PIPE make-whole liability and the liability-classified warrants are included in the computation of diluted loss per share as if the underlying shares had been issued as of the later of the beginning of the fiscal period or the date of issuance of those securities. Inclusion of those securities increases both the net loss for the period and the number of shares used in the per share computation and is dilutive to the Company’s net loss per share.

MOBIX LABS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

(in thousands, except share and per share amounts)

	Year ended September 30,
	2025		2024
	Class A	Class B	Class A	Class B
Basic net loss per share:
Numerator:
Allocation of net loss	$(44,072)	$(2,059)	$(18,452)	$(1,582)
Deemed dividend from warrant price adjustment	—	—	(609)	(52)
Net loss available to common stockholders	$(44,072)	$(2,059)	$(19,061)	$(1,634)
Denominator:
Weighted-average shares outstanding	4,343,588	202,921	2,617,527	224,431
Basic net loss per share	$(10.15)	$(10.15)	$(7.28)	$(7.28)

Diluted net loss per share:
Numerator:
Net loss available to common stockholders	$(44,072)	$(2,059)	$(19,061)	$(1,634)
Change in fair value of PIPE make-whole liability	—	—	(764)	(66)
Change in fair value of liability-classified warrants	—	—	(634)	(54)
Reallocation of net loss as a result of conversion of Class B to Class A Common Stock	(2,059)	—	(1,754)	—
Reallocation of net loss as a result of conversion of Class B to Class A Common Stock	—	—	—	63
Allocation of net loss	$(46,131)	$(2,059)	$(22,213)	$(1,691)
Denominator:
Number of shares used in basic earnings per share calculation	4,343,588	202,921	2,617,527	224,431
Shares issuable in satisfaction of PIPE make-whole liability	—	—	72,722	—
Shares issuable under liability-classified warrants	—	—	33,620	—
Conversion of Class B to Class A Common Stock	202,921	—	224,431	—
Number of shares used in per share computation	4,546,509	202,921	2,948,302	224,431
Diluted net loss per share	$(10.15)	$(10.15)	$(7.53)	$(7.53)

For the purposes of applying the if converted method or treasury stock method for calculating diluted earnings per share, the Public Warrants, Private Warrants, PIPE Common Warrants, Placement Agent Warrants, RSAs, RSUs and stock options result in anti-dilution. Therefore, these securities are not included in the computation of diluted net loss per share. The Earnout Shares and shares issuable under the Rage Earnout were not included for purposes of calculating the number of diluted shares outstanding because the number of dilutive shares is, in each case, based on a contingency which had not been met during the periods presented herein. The potential shares of Class A Common Stock that were excluded from the computation of diluted net loss per share for the periods presented because including them would have an antidilutive effect were as follows:

MOBIX LABS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

(in thousands, except share and per share amounts)

	Year ended September 30,
	2025	2024

Public Warrants and Private Warrants	900,000	900,000
Other common stock warrants	1,570,568	751,878
Earnout Shares	350,000	350,000
Shares potentially issuable under Rage Earnout	64,280	128,560
RSAs	487,250	—
RSUs	954,599	446,318
Stock options	245,218	274,063
Total	4,571,915	2,850,819